SCHEDULE OF CURRENCY EXCHANGE RATE (Details)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Foreign currency exchange rate	1	1	1
Year End Spot Rate MYR [Member]
Foreign currency exchange rate	4.1210	4.6983	4.6359
Average Rate MYR [Member]
Foreign currency exchange rate	4.6494	4.5263	4.3041